Fees Summary	Aug. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 266,603,749.58
Previously Paid Amount	0.00
Total Fee Amount	10,197.03
Total Offset Amount	0.00
Net Fee	$ 10,197.03